Accounts Receivable and Other Receivables	12 Months Ended
Mar. 31, 2022
Disclosure Of Trade And Other Accounts Receivables [Abstract]
Accounts Receivable and Other Receivables	ACCOUNTS RECEIVABLE AND OTHER RECEIVABLES

As at	March 31,
	2022	2021
	$	$
Trade accounts receivable, net	98,289	67,049
Other receivables	2,578	2,314
	100,867	69,363